Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Developing Markets Fund))	0 Months Ended
	Dec. 29, 2011
Morgan Stanley Capital Emerging Markets Index
Average Annual Return:
1 Year	18.88%
5 Years	12.78%
10 Years (or life of class, if less)	15.89%
Morgan Stanley Capital Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	15.62%	[1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	15.31%	[2]
Class A
Average Annual Return:
1 Year	19.68%
5 Years	13.63%
10 Years (or life of class, if less)	18.49%
Inception Date	Nov. 18, 1996
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.65%
5 Years	11.31%
10 Years (or life of class, if less)	16.93%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	12.82%
5 Years	10.85%
10 Years (or life of class, if less)	16.06%
Class B
Average Annual Return:
1 Year	20.90%
5 Years	13.84%
10 Years (or life of class, if less)	18.63%
Inception Date	Nov. 18, 1996
Class C
Average Annual Return:
1 Year	25.10%
5 Years	14.16%
10 Years (or life of class, if less)	18.31%
Inception Date	Nov. 18, 1996
Class N
Average Annual Return:
1 Year	25.48%
5 Years	14.54%
10 Years (or life of class, if less)	18.35%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	27.39%
5 Years	15.35%
10 Years (or life of class, if less)	18.04%
Inception Date	Sep. 07, 2005

[1]	From 2-28-01
[2]	From 8-31-05